Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Related Party Transactions
As at December 31, 2016, Resolute Investments, Ltd. (or Resolute) owned 37.1% (2015 – 39.1%, 2014 – 34.8%) of the Company’s outstanding Common Stock. One of the Company’s directors, Thomas Kuo-Yuen Hsu, is the President and a director of Resolute. Another of the Company’s directors, Axel Karlshoej, is among the directors of Path Spirit Limited, which is the trust protector for the trust that indirectly owns all of Resolute’s outstanding equity. The Company’s Chairman, C. Sean Day, is engaged as a consultant to Kattegat Limited, the parent company of Resolute, to oversee its investments, including those in the Teekay group of companies. Another of the Company’s directors, Bjorn Moller, is a director of Kattegat Limited.